Investment Strategy	Jan. 28, 2026
Leuthold Core Investment Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “flexible” fund, meaning that it allocates its investments among:
➣    Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and short sales of equity securities);
➣    Bonds and other debt securities (including U.S. and some developed and emerging foreign government-related securities (including those issued by sovereign and local governments and their sponsored entities), U.S. and some foreign corporate securities, and securitized debts, both above and below investment grade, speculative investments also known as “junk bonds”);
➣    Real estate investment trusts;
➣    Commodities (including both physical commodities and commodity-based exchange-traded funds); and
➣    Money market instruments;
in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. The Adviser analyzes the factors listed as a whole and does not rely on any one factor to make allocation decisions. The Adviser's Major Trend Index is designed to recognize the stock market’s overall underlying health in terms of its longer-term path. This analysis of the investment environment guides the Adviser's decision about how much risk is prudent to take within the Fund’s equity allocation.
The Fund expects that, under normal market conditions, the Fund’s net assets will be invested approximately:
➣    30% to 70% in common stocks and other equity securities;
➣    10% to 70% in bonds and other debt securities (other than money market instruments); and
➣    0% to 20% in cash or cash equivalent investments, including money market instruments.
The Adviser may, in its judgment of the potential returns and risks of each asset class, elect to invest outside of these typical ranges.
The Fund’s investments in common stocks and other equity securities may consist of:
➣ Large, mid, or small capitalization common stocks;
➣ Growth stocks, value stocks, or cyclical stocks;
➣ Aggressive stocks or defensive stocks;
➣ Stocks in any industry or sector;
➣ Equity mutual funds and exchange-traded funds;
➣ Stocks in emerging and less developed markets;
➣ Common stocks of foreign issuers; and
➣ Options.
In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).
Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of sectors the Adviser monitors as part of the Select Industries Strategy are specific groups within each industry sector comprised of narrower themes, such as “Airlines,” “Health Care Facilities” and “Semiconductors.”

In implementing the Select Industries Strategy, the Adviser uses a proprietary model that evaluates sectors, groups and individual securities using a number of factors. Factors evaluated under the model include:

➣    Technical: measures of equity performance that differentiate groups that have outperformed versus underperformed
➣    Relative Value: finding undervalued industries and groups relative to their fundamentals, such as earnings, sales, cash flow book value
➣    Growth: industry groups with the ability to persistently grow earnings and revenues
➣    Profitability: industries that generate a high degree of consistent profitability
➣    Very Long Momentum: identify through securities’ price action industries that are overbought or oversold
➣    Capital Discipline: companies that have favorable debt to equity ratios

The Adviser constructs the Select Industries Strategy portfolio by first evaluating industry sectors and industry groups to help determine attractive segments of the market, evaluating factors related to each sector and group. Each factor is assigned a potential weight determined by the Adviser based on its experience with equity group analysis. Industries that exhibit particularly strong leadership and/or appear poised to gain momentum in the existing market environment are chosen for possible inclusion in the portfolio.

Following the selection of attractive groups, individual securities are chosen by the Adviser using the Adviser's selection model. Securities scoring in the upper tiers by the selection model are typically considered for investment. Equity portfolio weightings are determined in part by market capitalization, stock score, and trading volume.
The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may often result in high portfolio turnover.
The Fund may invest in U.S. and some foreign (developed and emerging) government-related securities, including those issued by sovereign and local governments and their sponsored entities, U.S. and some foreign corporate securities, and securitized debts. The Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.
The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.
The Fund’s investments are allocated among common stocks, corporate bonds, government bonds, real estate investment trusts, commodities (including both physical commodities and commodity-based exchange-traded funds), and cash equivalents. Portfolio weightings in these asset classes are driven by models that (1) determine the relative appeal of each asset class in relation to the others, and (2) the return potential of each asset class on an absolute, or stand-alone, basis.
In addition to investing directly in securities, the Fund may gain long or short exposure indirectly by investing in in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of assets.

Strategy Portfolio Concentration [Text]	The Fund expects that, under normal market conditions, the Fund’s net assets will be invested approximately: ➣ 30% to 70% in common stocks and other equity securities;➣ 10% to 70% in bonds and other debt securities (other than money market instruments); and➣ 0% to 20% in cash or cash equivalent investments, including money market instruments.
Leuthold Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments in global developed and emerging markets among the following asset classes, in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class:
➣ Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts, and short sales of equity securities);
➣ Bonds and other debt securities (including global developed and emerging government-related securities (including those issued by sovereign and local governments and their sponsored entities), global corporate securities, and securitized debts both above and below investment grade); and
➣ Money market instruments from around the world.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international (non-U.S.) markets in at least three different countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (non-U.S.) (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets (non-U.S.), the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities. The Fund expects that, under normal market conditions, the Fund’s net assets will be invested approximately:
➣ 30% to 70% in common stocks and other equity securities;
➣ 10% to 70% in bonds and other debt securities (other than money market instruments); and
➣ 0% to 20% in cash or cash equivalent investments, including money market instruments.
The Adviser may, in its judgment of the potential returns and risks of each asset class, elect to invest outside of these typical ranges.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:
➣ Large, mid, or small capitalization common stocks;
➣ Growth stocks, value stocks, or cyclical stocks;
➣ Aggressive stocks or defensive stocks;
➣ Stocks in any industry or sector;
➣ Equity mutual funds and exchange-traded funds; and
➣ Options.
In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Adviser currently monitors about 90 global groups. The Adviser considers a group to be a collection of stocks whose investment performance tend to be similarly influenced by a variety of factors. The major types of groups the Adviser monitors are specific groups within each industry sector comprised of narrower themes, such as “Airlines,” “Health Care Facilities” and “Semiconductors”.
The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may often result in high portfolio turnover.
The Fund may invest in global (developed and emerging) government related securities, including those issued by sovereign and local governments and their sponsored entities, global corporate securities, and securitized debts. The Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.
The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.
In addition to investing directly in securities, the Fund may gain long or short exposure indirectly by investing in mutual funds, exchange-traded funds, unit investment trusts, or closed-end investment companies which invest in a specific category of common stocks.
Strategy Portfolio Concentration [Text]	Normally, the Fund will invest at least 40% of its assets in securities from international (non-U.S.) markets in at least three different countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (non-U.S.) (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets (non-U.S.), the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities. The Fund expects that, under normal market conditions, the Fund’s net assets will be invested approximately:➣ 30% to 70% in common stocks and other equity securities;➣ 10% to 70% in bonds and other debt securities (other than money market instruments); and➣ 0% to 20% in cash or cash equivalent investments, including money market instruments.The Adviser may, in its judgment of the potential returns and risks of each asset class, elect to invest outside of these typical ranges.
Leuthold Grizzly Short Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Leuthold Grizzly Short Fund sells stocks and exchange traded funds short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding securities sold short typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding securities sold short equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.
The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.
The Fund expects to typically hold between approximately 80 and 120 short positions. The Fund will generally tend toward the higher end of this range when the portfolio sees positive returns from its short sales (when stock prices decrease), because the decreased value of the portfolio holdings will require the Fund to purchase additional holdings to maintain the same short exposure. On the other hand, the Fund will generally tend toward the lower end of the range when the portfolio sees negative returns from its short sales (when stock prices increase), because the increased value of the portfolio holdings will require fewer holdings to maintain the same short exposure.
In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). The Adviser calculates the Vulnerability Index for a universe of roughly 1500 securities that are the largest and most liquid securities that trade on domestic exchanges. In calculating the Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. The Fund also follows a disciplined approach in determining when to purchase a security to "cover," or replace the security that was borrowed and sold in order to return it to the lender. The Adviser typically determines to cover shorted securities when factors used to monitor existing positions indicate the stock could be poised to increase in price. The factors the Adviser considers in determining when to cover securities sold short include:
➣ Price movements of the stocks sold short;
➣ Changes in the Vulnerability Index;
➣ Daily trading volume of the stock; and
➣ News and articles concerning the stock appearing in financial services and publications.

Leuthold Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively-managed “exchange-traded fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including primarily in unaffiliated actively-managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Unaffiliated Underlying Funds”), that provide exposure to a broad range of asset classes. The Fund may also invest in affiliated actively managed ETFs (“Affiliated Underlying Funds,” and together with Unaffiliated Underlying Funds, the “Underlying Funds”), including the Leuthold Select Industries ETF. The Fund will not invest more than 25% in any Underlying Fund. The Underlying Funds may invest to obtain long or short exposure to equity securities of U.S. or foreign companies; debt obligations of U.S. or foreign companies or governments; or investments such as commodities, volatility indexes and managed futures. The Fund allocates its assets across asset classes, geographic regions, and industries, subject to certain diversification and liquidity considerations, with the goal of selecting those investments with the greatest opportunity to offer both capital appreciation and income opportunities for the Fund. The Fund’s investments in foreign countries may include exposure to emerging markets. The Fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies.
The Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, the investment adviser believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. The investment adviser considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” The investment adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in sectors which the Adviser believes are the most attractive.
In implementing its investment approach, the Adviser uses a proprietary model that evaluates sectors, groups and individual ETFs using a number of factors. Factors evaluated under the model include:
➣ Economic conditions: monetary factors, inflation and interest rate levels and trends, and investor confidence
➣ Technical: measures of equity performance that differentiate groups that have outperformed versus underperformed
➣ Relative Value: finding undervalued industries and groups relative to their fundamentals, such as earnings, sales, cash flow book value
➣ Growth: industry groups with the ability to persistently grow earnings and revenues
➣ Profitability: industries that generate a high degree of consistent profitability
➣ Very Long Momentum: identify through securities’ price action industries that are overbought or oversold
➣ Capital Discipline: companies that have favorable debt to equity ratios.

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in another registered investment company beyond the limits set forth in Section 12(d)(1), subject to certain SEC rules, including Rule 12d1-4. Rule 12d1-4 allows, subject to certain conditions, a Fund to invest in other registered investment companies and other registered investment companies to invest in a Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act. In order for a registered investment company to invest in shares of a Fund beyond the limitations of Section 12(d)(1), the registered investment company must comply with certain terms and conditions set forth in Rule 12d1-4, including entering into an agreement with the Fund (other than a registered investment company managed by Adviser) .

The Fund expects that, under normal market conditions, the Fund’s net assets will be invested approximately:
➣ 30% to 70% in Underlying Funds that principally invest in common stocks and other equity securities (such Underlying Funds may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy or in broader swaths of domestic, foreign, or global equity markets);
➣ 10% to 70% in Underlying Funds that principally invest in bonds and other debt securities (other than money market instruments); and
➣ 0% to 20% in Underlying Funds that principally invest in cash or cash equivalent investments, including money market instruments.
The Adviser may, in its judgment of the potential returns and risks of each asset class, elect to invest outside of these typical ranges.
Underlying Funds that invest in bonds and other debt securities may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), U.S. government agency issued mortgage debt, structured debt, and U.S. government agency issued asset-backed securities (including commercial mortgage-backed securities and residential mortgage-backed securities). Such Underlying Funds may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt, or the class or tranche of mortgage-backed securities, in which Underlying Funds may invest. High-yield debt is generally considered speculative because it presents a greater risk of loss, including default, than higher quality debt securities.
Underlying Funds used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Funds used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”).
In addition to the Underlying Funds, the Fund may invest in non-investment company exchange-traded products such as Exchange-Traded Notes (“ETNs”) and MLP's (together with the Underlying Funds, “Underlying Investments”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. Exchange-traded MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.
The Fund may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in volatility indexes, managed futures, and commodities such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Commodity Underlying Investments may also use derivatives, such as futures, options, and swaps. The Fund may engage in short sales of equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.
The Fund will invest in Underlying Investments that may include the following equity strategies:
➣ Large, mid, or small capitalization common stocks;
➣ Growth stocks, value stocks, or cyclical stocks;
➣ Aggressive stocks or defensive stocks;
➣ Stocks in any industry or sector;
➣ Stocks in emerging and less developed markets;
➣ Common stocks of foreign issuers; and
➣ Options.
Leuthold Weeden Capital Management (referred to as the “Adviser”) selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark. The Adviser continuously updates its investment discipline and adjusts the
Fund’s portfolio as necessary to keep the Fund invested in Underlying Investments which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in volatility indexes, managed futures, and commodities such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver.
Leuthold Select Industries ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depositary Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).
Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are specific groups within each industry sector comprised of narrower themes, such as “Airlines,” “Health Care Facilities” and “Semiconductors.”
The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.